Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001435049
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Chinook Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37345
Entity Tax Identification Number	94-3348934
Entity Address, Address Line One	400 Fairview Avenue North
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	485-7241
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KDNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false